Fair value measurement	12 Months Ended
Dec. 31, 2017
Fair value measurement
Fair value measurement

5.  Fair value measurement

As of December 31, 2016 and 2017, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Time deposits	4,472,900	—	4,472,900	—
Restricted cash	2,293,640	—	2,293,640	—
Short-term investments
Time deposits	3,512,000	—	3,512,000	—
Wealth management products	3,036,001	—	3,036,001	—
Investment securities
Listed equity securities	1,059,632	1,059,632	—	—

Total assets	14,374,173	1,059,632	13,314,541	—

Liabilities:
Unsecured senior notes	(6,750,950)	—	(6,750,950)	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Time deposits	5,076,650	—	5,076,650	—
Money market funds	1,372,182	1,372,182	—	—
Restricted cash	4,110,210	—	4,110,210	—
Short-term investments			—	—
Time deposits	5,098	—	5,098	—
Wealth management products	8,582,754	—	8,582,754	—
Investment securities
Listed equity securities	10,027,813	10,027,813	—	—

Total assets	29,174,707	11,399,995	17,774,712	—

Liabilities:
Unsecured senior notes	(6,527,960)	—	(6,527,960)	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Cash equivalents

Time deposits. The Group values its time deposits held in certain bank accounts using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Money market funds. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Restricted cash

Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments

Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The wealth management products usually have short original maturities of less than 1 year, the carrying value approximates to fair value.

As of December 31, 2016 and 2017, gross unrealized gains of RMB18,001 and RMB23,755 were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2015, 2016 and 2017, respectively.

Investment securities

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The following table summarizes the carrying value and fair value of the investment securities which are accounted for as available-for-sale securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for decline in value	Fair Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2016	1,181,710	116,434	(37,551)	(200,961)	1,059,632

December 31, 2017	9,087,935	1,476,834	(513,047)	(23,909)	10,027,813

In 2016, the Group invested in Bluefocus Communication Group Co., Ltd. (“BlueFocus”) by subscription of its newly issued ordinary shares, representing approximately 0.8% of the outstanding ordinary shares of BlueFocus. Total cash consideration for the investment in BlueFocus was RMB200,000.

In 2015, the Group invested in LexinFintech Holdings Ltd. (“Lexin”, formerly known as Staging Finance Holding Ltd.) with the total consideration of USD33,000 (RMB218,018 as of December 20, 2017). On December 20, 2017, Lexin completed its initial public offering on Nasdaq. Concurrently during Lexin’s IPO, the Company purchased additional shares with a total amount of RMB29,730. As of December 31, 2017, the fair value of the Group’s investment in Lexin was approximately RMB1,357,229, with unrealized gain of RMB1,109,481.

In 2017, the Company invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000,000, and held approximately 2.4% of China Unicom’s equity interest. The investment to China Unicom is accounted for as available-for-sale equity securities. As of December 31, 2017, the unrealized loss related to the investment in China Unicom was RMB366,032.

In 2017, the Company also invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB2,794,547 and held approximately 5.5% of Vipshop’s equity interest. The investment in Vipshop is accounted for as available-for-sale equity securities. As of December 31, 2017, the unrealized loss related to the investment in Vipshop was RMB37,064.

The Group reviews its available-for-sale securities investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. Impairment charges of RMB200,961 and RMB23,909 were recorded for the years ended December 31, 2016 and 2017, respectively.

Unsecured senior notes

The carrying amounts of unsecured senior notes approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of unsecured senior notes was categorized as Level 2 in the fair value hierarchy.

Other financial instruments

The followings are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Short-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term borrowing approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Nonrecourse securitization debt. The carrying amounts of nonrecourse securitization debt approximate its fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 8 —“Business Combination”.

Investment in equity investees. Investments in privately held companies and publicly traded companies included within investment in equity investees in the Consolidated Balance Sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies were measured using significant unobservable inputs (Level 3) as of December 31, 2015, 2016 and 2017, with impairment charges of RMB285,051, RMB341,984 and RMB59,987 were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2015, 2016 and 2017, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies and associated impairment charges are discussed in Note 7 —“Investment in equity investees”.